UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: NOVEMBER 30, 2012         (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

Schedule of Portfolio Investments

November 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 98.8%
Consumer Discretionary - 9.0%
Bed Bath & Beyond, Inc.*	7,875	$462,420
Comcast Corp., Class A	12,000	446,160
Delphi Automotive PLC*	12,050	409,579
Dollar General Corp.*	12,400	620,000
Foot Locker, Inc.	40,350	1,446,144
GNC Holdings, Inc., Class A	18,225	640,244
Macy’s, Inc.	18,250	706,275
News Corp., Class A	17,800	438,592
PulteGroup, Inc.*	25,450	427,815
PVH Corp.	3,600	412,524
Total Consumer Discretionary		6,009,753
Consumer Staples - 9.9%
Anheuser-Busch InBev N.V., ADR	7,700	677,369
Coca-Cola Co., The	8,850	335,592
CVS Caremark Corp.	31,000	1,441,810
Herbalife, Ltd.[1]	6,600	303,402
JM Smucker Co., The	6,025	532,972
Kraft Foods Group, Inc.*	10,483	474,041
Kroger Co., The	12,700	333,248
Mondelez International, Inc., Class A	31,450	814,240
Procter & Gamble Co., The	12,350	862,401
Walgreen Co.	24,850	842,664
Total Consumer Staples		6,617,739
Energy - 15.9%
Anadarko Petroleum Corp.	11,450	838,025
Apache Corp.	8,375	645,629
Cameron International Corp.*	9,900	534,105
Chevron Corp.	20,275	2,142,865
ConocoPhillips	14,625	832,748
Devon Energy Corp.	6,050	312,604
Energen Corp.	9,650	429,714
Exxon Mobil Corp.	7,500	661,050
Hess Corp.	13,450	667,254
HollyFrontier Corp.	11,400	516,762
Marathon Petroleum Corp.	6,150	366,171
National Oilwell Varco, Inc.	8,075	551,522
Peabody Energy Corp.	21,900	549,909
Plains Exploration & Production Co.*	14,850	530,145
Suncor Energy, Inc.	19,650	640,787
Transocean, Ltd.	7,650	353,430
Total Energy		10,572,720

	Shares	Value
Financials - 24.6%
Aflac, Inc.	5,800	$307,342
Allstate Corp., The	14,850	601,128
American International Group, Inc.*	40,300	1,335,139
Bank of America Corp.	104,350	1,028,891
Capital One Financial Corp.	18,500	1,065,600
Citigroup, Inc.	32,710	1,130,785
Digital Realty Trust, Inc.	7,625	492,118
Discover Financial Services	49,150	2,045,131
Fidelity National Financial, Inc., Class A	14,100	341,361
Fifth Third Bancorp	70,750	1,035,780
JPMorgan Chase & Co.	46,350	1,904,058
KeyCorp	34,850	281,588
Lincoln National Corp.	29,850	737,295
MetLife, Inc.	42,150	1,398,958
PNC Financial Services Group, Inc.	34,200	1,919,988
Regions Financial Corp.	51,700	344,839
SunTrust Banks, Inc.	16,900	458,835
Total Financials		16,428,836
Health Care - 14.0%
Abbott Laboratories	14,500	942,500
Amgen, Inc.	9,100	808,080
AstraZeneca PLC, Sponsored ADR	7,200	342,288
Bristol-Myers Squibb Co.	18,075	589,787
Celgene Corp.*	4,300	337,937
Eli Lilly & Co.	14,600	715,984
Express Scripts Holding Co.*	5,200	280,020
Gilead Sciences, Inc.*	4,625	346,875
Johnson & Johnson	4,700	327,731
Merck & Co., Inc.	29,000	1,284,700
Pfizer, Inc.	89,700	2,244,294
UnitedHealth Group, Inc.	19,950	1,085,080
Total Health Care		9,305,276
Industrials - 7.0%
Delta Air Lines, Inc.*	25,600	256,000
Eaton Corp., PLC[1]	23,475	1,224,456
General Electric Co.	116,550	2,462,702
United Rentals, Inc.*	17,050	708,086
Total Industrials		4,651,244
Information Technology -8.0%
Adobe Systems, Inc.*	11,600	401,476
Broadcom Corp., Class A	27,500	890,450
Cisco Systems, Inc.	76,050	1,438,105
EMC Corp.*	26,541	658,748

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 8.0% (continued)
Microsoft Corp.	10,300	$274,186
NXP Semiconductors N.V.*	11,700	286,416
QUALCOMM, Inc.	5,800	368,996
Skyworks Solutions, Inc.*	30,900	699,885
Yahoo!, Inc.*	17,950	336,922
Total Information Technology		5,355,184
Materials - 3.7%
CF Industries Holdings, Inc.	1,450	310,344
Freeport-McMoRan Copper & Gold, Inc.	25,500	994,755
LyondellBasell Industries N.V., Class A	14,700	731,031
PPG Industries, Inc.	3,500	434,945
Total Materials		2,471,075
Telecommunication Services - 3.7%
AT&T, Inc.	51,950	1,773,053
Verizon Communications, Inc.	16,500	727,980
Total Telecommunication Services		2,501,033

	Shares	Value
Utilities - 3.0%
NiSource, Inc.	28,350	$685,220
PPL Corp.	45,000	1,320,750
Total Utilities		2,005,970
Total Common Stocks (cost $59,167,923)		65,918,830
Other Investment Companies - 3.9%[2]
BNY Mellon Overnight Government Fund, 0.19%[3]	1,477,516	1,477,516
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06%	1,114,450	1,114,450
Total Other Investment Companies (cost $2,591,966)		2,591,966
Total Investments - 102.7% (cost $61,759,889)		68,510,796
Other Assets, less Liabilities - (2.7)%		(1,824,330)
Net Assets - 100.0%		$66,686,466

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments

November 30, 2012 (unaudited)

	Shares	Value
Common Stocks - 98.4%
Consumer Discretionary - 12.3%
Delphi Automotive PLC*	60,975	$2,072,540
Expedia, Inc.	51,125	3,162,593
Foot Locker, Inc.	242,325	8,684,928
GNC Holdings, Inc., Class A	159,550	5,604,991
Macy’s, Inc.	88,025	3,406,567
MDC Holdings, Inc.	46,175	1,627,207
Newell Rubbermaid, Inc.	172,825	3,769,313
Pier 1 Imports, Inc.	165,000	3,166,350
PVH Corp.	37,850	4,337,232
Thor Industries, Inc.	83,625	3,156,008
Total Consumer Discretionary		38,987,729
Consumer Staples - 6.2%
Coca-Cola Enterprises, Inc.	100,375	3,129,693
Hain Celestial Group, Inc., The*	54,050	3,257,594
Herbalife, Ltd.[1]	58,600	2,693,842
JM Smucker Co., The	64,750	5,727,785
Kroger Co., The	60,225	1,580,304
Molson Coors Brewing Co., Class B	5,700	236,322
Nu Skin Enterprises, Inc., Class A	30,425	1,381,295
Tyson Foods, Inc., Class A	82,925	1,589,672
Total Consumer Staples		19,596,507
Energy - 10.1%
Energen Corp.	188,750	8,405,038
Helmerich & Payne, Inc.	29,500	1,539,900
HollyFrontier Corp.	144,200	6,536,586
Marathon Petroleum Corp.	25,850	1,539,109
Noble Corp.	93,425	3,222,228
Peabody Energy Corp.	167,000	4,193,370
Plains Exploration & Production Co.*	181,975	6,496,508
Total Energy		31,932,739
Financials - 27.8%
Allstate Corp., The	83,400	3,376,032
BioMed Realty Trust, Inc.	275,550	5,309,849
Brandywine Realty Trust	525,350	6,267,425
CBL & Associates Properties, Inc.	203,050	4,570,655
Comerica, Inc.	136,175	4,029,418
Digital Realty Trust, Inc.	26,650	1,719,991
Discover Financial Services	185,500	7,718,655
DuPont Fabros Technology, Inc.	63,375	1,463,329
Fidelity National Financial, Inc., Class A	143,100	3,464,451
Fifth Third Bancorp	155,275	2,273,226
HCC Insurance Holdings, Inc.	61,325	2,261,666

	Shares	Value
Home Properties, Inc.	18,500	$1,089,465
KeyCorp	375,425	3,033,434
Kilroy Realty Corp.	140,100	6,318,510
Lincoln National Corp.	345,175	8,525,822
Raymond James Financial, Inc.	128,150	4,837,662
Regions Financial Corp.	1,037,275	6,918,624
SLM Corp.	160,100	2,649,655
SunTrust Banks, Inc.	124,900	3,391,035
Validus Holdings, Ltd.	193,100	6,847,326
Weyerhaeuser Co.	60,150	1,657,734
Total Financials		87,723,964
Health Care - 5.3%
Charles River Laboratories International, Inc.*	106,000	4,067,220
Jazz Pharmaceuticals PLC*	46,950	2,529,666
PerkinElmer, Inc.	130,675	4,135,864
Sirona Dental Systems, Inc.*	94,850	5,938,559
Total Health Care		16,671,309
Industrials - 11.0%
AGCO Corp.*	38,750	1,788,312
Eaton Corp., PLC[1]	118,000	6,154,880
Hertz Global Holdings, Inc.*	225,525	3,527,211
KBR, Inc.	98,970	2,751,366
Ryder System, Inc.	101,975	4,799,963
Snap-on, Inc.	26,600	2,113,104
Triumph Group, Inc.	88,270	5,791,395
United Rentals, Inc.*	184,925	7,679,935
Total Industrials		34,606,166
Information Technology - 11.8%
Broadcom Corp., Class A*	147,450	4,774,431
Cadence Design Systems, Inc.*	528,075	6,722,395
CoreLogic, Inc.*	66,275	1,712,546
FEI Co.	64,486	3,548,665
Fidelity National Information Services, Inc.	147,300	5,317,530
NXP Semiconductors N.V.*	87,800	2,149,344
Riverbed Technology, Inc.*	260,450	4,662,055
Skyworks Solutions, Inc.*	202,000	4,575,300
ValueClick, Inc.*	200,200	3,777,774
Total Information Technology		37,240,040
Materials - 5.2%
Ashland, Inc.	53,925	3,824,361
Bemis Co., Inc.	47,150	1,584,240
CF Industries Holdings, Inc.	8,025	1,717,591
Cytec Industries, Inc.	26,275	1,803,516
Nucor Corp.	117,400	4,834,532

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.2% (continued)
PPG Industries, Inc.	21,750	$2,702,872
Total Materials		16,467,112
Utilities - 8.7%
American Water Works Co., Inc.	61,300	2,339,821
Calpine Corp.*	149,075	2,573,034
Cleco Corp.	147,975	5,961,913
CMS Energy Corp.	271,900	6,642,517
NiSource, Inc.	277,375	6,704,154
PPL Corp.	112,875	3,312,881
Total Utilities		27,534,320
Total Common Stocks (cost $280,500,872)		310,759,886

	Shares	Value
Other Investment Companies - 5.1%[2]
BNY Mellon Overnight Government Fund, 0.19%[3]	8,452,529	$8,452,529
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06%	7,536,014	7,536,014
Total Other Investment Companies (cost $15,988,543)		15,988,543
Total Investments - 103.5% (cost $296,489,415)		326,748,429
Other Assets, less Liabilities - (3.5)%		(10,948,283)
Net Assets - 100.0%		$315,800,146

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2012, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value Fund	$63,085,343	$6,597,942	$(1,172,489)	$5,425,453
Systematic Mid Cap Value Fund	300,318,780	32,441,039	(6,011,390)	26,429,649

*	Non-income-producing security.
[1]	Some or all of these shares were out on loan to various brokers as of November 30, 2012, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value Fund	$1,451,452	2.2%
Systematic Mid Cap Value Fund	8,316,779	2.6%

[2]

Yield shown for each investment company represents the November 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of November 30, 2012, the securities in the Systematic Value Fund and Systematic Mid Cap Value Fund were all valued using level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments previously presented in this report.

As of November 30, 2012, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: January 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: January 14, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: January 14, 2013